Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

On January 25, 2023, the Company granted five-year options (the “Options”) to purchase a total of 975,000 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) to its directors, executive officers, employee and consultants pursuant to the Company’s. 2022 and 2023 Equity Incentive Plans. The Options are exercisable at $1.37 per share which was the closing price on January 25, 2023. Of the Options granted, Options to purchase an aggregate of 495,000 shares of Common Stock were issued to executive officers Options to purchase an aggregate of 455,000 shares of Common Stock were issued to directors and Options to purchase an aggregate of 75,000 shares of Common Stock to employees and a consultant.

On January 25, 2023, the Company’s Board of Directors adopted the 2023 Equity Incentive Plan (the “2023 Plan”). The 2023 Plan provides for the issuance of up to 1,400,000 options and/or shares of restricted stock to be available for issuance to officers, directors, employees and consultants.  The 2023 Plan is subject to shareholder approval at the annual meeting.

On February 09, 2023, the Company, appointed Justin Paige, as Vice President of Technical Operations with a start date of February 15, 2023. The agreement provides for annual compensation of $235,000 and Options to purchase 50,000 shares of Common Stock at the exercise price of $1.30, the closing price on the grant date. During the course of the term, Mr. Paige will be eligible for (i) performance bonuses to be granted at the discretion of the Company’s Compensation Committee and (ii) to participate in the Company’s Equity Incentive Plan. The agreement contains customary employment terms and conditions and provides for severance of six months if a change in control occurs, as defined.

On February 3, 2023, the Company completed a securities purchase agreement (“Offering”) with institutional investors and received net proceeds from the Offering were approximately $3.2 million, net of $600,000 in fees relating to the placement agent and other offering expenses. The Offering was priced at the market under Nasdaq rules. In connection with the Offering, the Company issued 2,248,521 units at a purchase price of $1.69 per unit. Each unit consists of one share of common stock and one non-tradable warrant exercisable for one share of common stock at a price of $1.56. The warrants have a term of five years from the issuance date. On February 13, 2023, the Company filed an S-1 (Resale) Registration Statement in connection with the Offering.